Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Prime Finance PFP 2022-9, Ltd. PFP 2022-9, LLC 1330 Avenue of the Americas, Suite 2500 New York, New York 10019

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a pool of commercial mortgage loans in connection with the proposed offering of a commercial loan obligation transaction by PFP 2022-9, Ltd. and PFP 2022-9, LLC. Prime Finance, PFP 2022-9, Ltd. and PFP 2022-9, LLC (collectively, the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Goldman Sachs & Co. LLC, Citigroup Global Markets Inc., Morgan Stanley & Co. LLC, Deutsche Bank Securities Inc., and Wells Fargo Securities, LLC (collectively, the “Other Specified Parties” and, together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On September 8, 2022, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 30 mortgage assets secured by 34 mortgage properties (the “Mortgage Assets”).

From August 15, 2022 through September 8, 2022, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics identified on Appendix A as “Not Applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. Further, we did not perform any procedures with respect to the Characteristics associated with the Source Documents for the related Mortgage Assets that were not provided to us by representatives of the Company (the “Missing Source Documents”), as indicated on the attached Appendix B.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) the existence or ownership of the Mortgage Assets or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the Mortgage Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such Mortgage Assets or (iii) compliance of the originators of the Mortgage Assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

September 8, 2022

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Mortgage Assets (the “Source Documents”):

•	Loan agreement, note splitter, draft note splitter, promissory note, management agreement, participation agreement, minimum interest calculation spreadsheet or servicer billing statements (collectively, the “Loan Agreement”);

•	Interest rate cap agreement (the “Interest Rate Cap Agreement”)
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary, lease estoppel, STR Global’s monthly STAR report or the investment memo for the Mortgage Asset identified on the Data File as “The Wilson” (collectively, the “Rent Roll”);
•	The settlement or closing statement or additional funding statement (collectively, the “Settlement Statement”);
•	SOFR screen printout as of September 1, 2022 (the “SOFR Screenshot”);
•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);
•	Mezzanine loan agreement and mezzanine promissory note, junior participation agreement or unsecured revolver agreement (collectively, the “Subordinate Debt Documents”);
•	Electronic Underwritten Model or Draft Electronic Underwritten Model (collectively, the “Underwriting Model”);

•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement or environmental indemnity agreement (collectively, the “Guaranty”);

•	Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);
•	Cash management agreement and/or lockbox agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);
•	Environmental Site Assessment Phase II environmental report (the “ESA Phase II Report”);
•	Seismic report (the “Seismic Report”);
•	Property Hazard and Liability Insurance Certificate (the “Insurance Certificate”);
•	Property management agreement (the “Management Agreement”);

Appendix A

•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”); and
•	Asset summary report (the “ASR”).

Appendix A

CHARACTERISTICS

Count	Characteristic	Source Document
1	Mortgage Asset Type	Not Applicable
2	Loan Number	Not Applicable
3	Loan Type	Loan Agreement
4	Multiple Properties (Y/N)	Appraisal Report
5	Property Name	Appraisal Report
6	Property Address	Appraisal Report
7	Property City	Appraisal Report
8	Property State	Appraisal Report
9	Property Zip Code	Appraisal Report
10	Property County	Appraisal Report
11	Year Built	Appraisal Report
12	Year Renovated	Appraisal Report
13	Property Type	Appraisal Report
14	Specific Property Type	Appraisal Report
15	No of Units	Rent Roll
16	Unit of Measure	Rent Roll
17	Physical Occupancy	Rent Roll
18	Occupancy Source Date	Rent Roll
19	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
20	Assumed Loan (Y/N)	Loan Agreement
21	Sponsor	ASR
22	Borrower Name	Loan Agreement
23	Principals (Individuals)	Loan Agreement
24	Related Borrower (Y/N)	Loan Agreement
25	Note Date	Loan Agreement
26	First Payment Date	Loan Agreement
27	Annual Debt Service Payment (IO)	Refer to calculation procedures
28	Annual Debt Service Payment (P&I)	Refer to calculation procedures
29	Annual Debt Service Payment (Cap)	Refer to calculation procedures
30	Commitment Original Balance ($)	Loan Agreement
31	Initial Funded Amount ($)	Loan Agreement
32	Total Future Funding	Refer to calculation procedures
33	Future Funding Trigger / Requirements	Loan Agreement
34	Future Funding to Date	Settlement Statement
35	Cut-off Date Future Funding Remaining Balance ($)	Refer to calculation procedures
36	Trust Loan Cut-off Date Balance ($)	Refer to calculation procedures
37	% in Trust of Total Cut-off Date Balance	Refer to calculation procedures
38	Total Mortgage Loan Cut-Off Date Balance	Refer to calculation procedures
39	Mortgage Loan Balloon Payment ($)	Refer to calculation procedures
40	Mortgage Loan Fully Amortized Balloon Payment ($)	Refer to calculation procedures
41	Initial Funding Mortgage Loan Balance / Unit ($)	Refer to calculation procedures
42	Total Future Funding Mortgage Loan Balance / Unit ($)	Refer to calculation procedures
43	Remaining Future Funding Mortgage Loan Balance / Unit ($)	Refer to calculation procedures
44	Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to calculation procedures

Appendix A

Count	Characteristic	Source Document
45	Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to calculation procedures
46	Mortgage Loan Balloon Payment / Unit ($)	Refer to calculation procedures
47	Initial Loan Term (Original)	Refer to calculation procedures
48	Cut-off Date Initial Loan Term (Remaining)	Refer to calculation procedures
49	Initial Maturity Date	Loan Agreement
50	Cut-off Date Seasoning	Refer to calculation procedures
51	Extension Options	Loan Agreement
52	1st Extension Option Description	Loan Agreement
53	2nd Extension Option Description	Loan Agreement
54	3rd Extension Option Description	Loan Agreement
55	First Extension Fee ($)	Refer to calculation procedures
56	First Extension Fee %	Loan Agreement
57	First Extension Period (Months)	Loan Agreement
58	First Extension Floor	Refer to calculation procedures
59	First Extension Cap	Loan Agreement
60	Second Extension Fee ($)	Refer to calculation procedures
61	Second Extension Fee %	Loan Agreement
62	Second Extension Period (Months)	Loan Agreement
63	Second Extension Floor	Refer to calculation procedures
64	Second Extension Cap	Loan Agreement
65	Third Extension Fee ($)	Refer to calculation procedures
66	Third Extension Fee %	Loan Agreement
67	Third Extension Period (Months)	Loan Agreement
68	Third Extension Floor	Refer to calculation procedures
69	Third Extension Cap	Loan Agreement
70	Exit Fee	Loan Agreement
71	Fully Extended Loan Term (Original)	Refer to calculation procedures
72	Fully Extended Loan Term (Remaining)	Refer to calculation procedures
73	Fully Extended Maturity Date	Loan Agreement
74	Rate Type	Loan Agreement
75	Index for Floating Rate	Loan Agreement
76	Fully Funded Mortgage Loan Margin %	Loan Agreement
77	Rounding Factor	Loan Agreement
78	Time of Rounding (Before Spread, After Spread)	Loan Agreement
79	Rounding Direction	Loan Agreement
80	Lookback Period	Loan Agreement
81	Strike Price	SOFR Screenshot
82	Mortgage Rate Floor	Refer to calculation procedures
83	Mortgage Rate Cap	Loan Agreement
84	Benchmark Cap Provider	Interest Rate Cap Agreement
85	Benchmark Cap Provider Rating (Moody’s / S&P)	Ratings Screenshots
86	Benchmark Floor %	Loan Agreement
87	Benchmark Cap Strike Price %	Interest Rate Cap Agreement
88	Fully Funded Mortgage Loan Rate %	Refer to calculation procedures
89	Pari Passu Initial Debt Balance	Loan Agreement
90	Cut-off Date Pari Passu Debt Balance	Loan Agreement
91	Pari Passu Fully Funded Debt Balance	Loan Agreement

Appendix A

Count	Characteristic	Source Document
92	Subordinate Debt (Y/N)	Loan Agreement
93	Subordinate Debt Type (B-Note/Mezz)	Loan Agreement
94	Cut-off Date Total Debt Balance	Refer to calculation procedures
95	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Refer to calculation procedures
96	Cut-off Date Total Debt As-Is LTV	Refer to calculation procedures[1]
97	Cut-off Date Total Debt Ann Debt Service ($)	Refer to calculation procedures
98	Cut-off Date Total Debt UW NCF DSCR	Refer to calculation procedures[1]
99	Subordinate Debt Annual DS	Refer to calculation procedures
100	Subordinate Debt Interest Rate	Subordinate Debt Documents
101	Subordinate Debt Fixed Amortization	Subordinate Debt Documents
102	B Note / Mezz Loan %	Refer to calculation procedures
103	Interest Accrual Basis	Loan Agreement
104	Interest Rate Change	Loan Agreement
105	Interest Rate Change Amount	Loan Agreement
106	Interest Rate Change Trigger	Loan Agreement
107	Grace Period Default (Days)	Loan Agreement
108	Grace Period Late (Days)	Loan Agreement
109	Grace Period Balloon (Days)	Loan Agreement
110	Original Prepayment Provision Terms	Loan Agreement
111	Prepayment Provision Term	Refer to calculation procedures
112	Remaining Prepayment Provision Terms	Refer to calculation procedures
113	Remaining Prepayment Provision	Refer to calculation procedures
114	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
115	Partial Release and/or Prepayment Description	Loan Agreement
116	Amortization Type During Initial Term	Loan Agreement
117	Amortization Amount During Initial Term	Loan Agreement
118	Initial Term Amortization per Month	Loan Agreement
119	Initial Term Total Amortization	Loan Agreement
120	Amortization Type During Extensions	Loan Agreement
121	Amortization Amount During Extensions	Loan Agreement
122	Total Amortization During First Extension	Loan Agreement
123	Total Amortization During Second Extension	Loan Agreement
124	Total Amortization During Third Extension	Loan Agreement
125	IO Number of Months	Loan Agreement
126	IO Number of Months Remaining	Refer to calculation procedures
127	Amort Number of Months	Loan Agreement
128	Amort Number of Months Remaining	Refer to calculation procedures
129	Appraisal Valuation Date	Appraisal Report
130	As-Is Appraised Value	Appraisal Report
131	Stabilized Appraised Value	Appraisal Report
132	Appraisal Anticipated Stabilization Date	Appraisal Report
133	USPAP Appraisal (Y/N)	Appraisal Report
134	FIRREA Appraisal (Y/N)	Appraisal Report
135	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Refer to calculation procedures[1]
136	Committed Mortgage Loan (Stabilized) LTV Ratio	Refer to calculation procedures[1]
137	Extended Maturity Date Stabilized LTV Ratio	Refer to calculation procedures[1]
138	Third Most Recent As Of Date	Underwriting Model
139	Third Most Recent Actual Revenues	Underwriting Model

Appendix A

Count	Characteristic	Source Document
140	Third Most Recent Actual Expenses	Underwriting Model
141	Third Most Recent Actual NOI	Underwriting Model
142	Third Most Recent Actual NCF	Underwriting Model
143	Second Most Recent As Of Date	Underwriting Model
144	Second Most Recent Actual Revenues	Underwriting Model
145	Second Most Recent Actual Expenses	Underwriting Model
146	Second Most Recent Actual NOI	Underwriting Model
147	Second Most Recent Actual NCF	Underwriting Model
148	Most Recent As Of Date	Underwriting Model
149	Most Recent Actual Revenues	Underwriting Model
150	Most Recent Actual Expenses	Underwriting Model
151	Most Recent Actual NOI	Underwriting Model
152	Most Recent Actual NCF	Underwriting Model
153	Mortgage Loan Most Recent NOI DSCR	Refer to calculation procedures
154	Mortgage Loan Most Recent NCF DSCR	Refer to calculation procedures
155	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Refer to calculation procedures
156	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Refer to calculation procedures
157	Underwritten Occupancy %	Underwriting Model
158	Underwritten Revenues	Underwriting Model
159	Underwritten Expenses	Underwriting Model
160	Underwritten NOI	Underwriting Model
161	Underwritten Reserves	Underwriting Model
162	Underwritten NCF	Underwriting Model
163	Mortgage Loan Underwritten NOI DSCR	Refer to calculation procedures[1]
164	Mortgage Loan Underwritten NCF DSCR	Refer to calculation procedures[1]
165	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Refer to calculation procedures[1]
166	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Refer to calculation procedures[1]
167	Underwritten Stabilized Occupancy %	Underwriting Model
168	Underwritten Stabilized Revenues	Underwriting Model
169	Underwritten Stabilized Expenses	Underwriting Model
170	Underwritten Stabilized NOI	Underwriting Model
171	Underwritten Stabilized UW Reserves	Underwriting Model
172	Underwritten Stabilized NCF	Underwriting Model
173	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to calculation procedures[1]
174	Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to calculation procedures[1]
175	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to calculation procedures[1]
176	Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to calculation procedures[1]
177	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to calculation procedures[1]
178	Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to calculation procedures[1]

Appendix A

Count	Characteristic	Source Document
179	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to calculation procedures[1]
180	Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to calculation procedures[1]
181	Appraisal Stabilized Occupancy %	Underwriting Model
182	Appraisal Stabilized Revenues	Underwriting Model
183	Appraisal Stabilized Expenses	Underwriting Model
184	Appraisal Stabilized NOI	Underwriting Model
185	Appraisal Stabilized Reserves	Underwriting Model
186	Appraisal Stabilized NCF	Underwriting Model
187	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to calculation procedures[1]
188	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to calculation procedures[1]
189	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to calculation procedures[1]
190	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to calculation procedures[1]
191	Loan Cross Portfolio Name	Loan Agreement
192	Lien Position	Title Policy
193	Full Recourse (Y/N/Partial)	Loan Agreement/Guaranty
194	Recourse Provisions	Loan Agreement/Guaranty
195	Recourse Carveout Guarantor	Loan Agreement/Guaranty
196	Title Vesting (Fee/Leasehold/Both)	Title Policy
197	Ground Lease Payment (Annual)	Ground Lease
198	Ground Lease Initial Expiration Date	Ground Lease
199	Ground Lease Extension (Y/N)	Ground Lease
200	# of Ground Lease Extension Options	Ground Lease
201	Ground Lease Expiration Date with Extension	Ground Lease
202	Type of Lockbox	Loan Agreement/CMA
203	Cash Management (Springing/In-place)	Loan Agreement/CMA
204	Lockbox Trigger Event	Loan Agreement/CMA
205	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report
206	Environmental Escrow (Cut-off Date)	Servicer Report
207	Tax Escrow (Cut-off Date)	Servicer Report
208	Tax Escrow (Monthly)	Settlement Statement
209	Springing Tax Escrow Description	Loan Agreement
210	Insurance Escrow (Cut-off Date)	Servicer Report
211	Insurance Escrow (Monthly)	Settlement Statement
212	Springing Insurance Escrow Description	Loan Agreement
213	Replacement Reserve (Cut-off Date)	Servicer Report
214	Replacement Reserve (Monthly)	Loan Agreement
215	Springing Replacement Reserve Description	Loan Agreement
216	TI/LC Reserve (Cut-off Date)	Servicer Report
217	Monthly TI/LC Reserve ($)	Loan Agreement
218	Springing TI/LC Reserve Description	Loan Agreement
219	Cut-off Other Reserve 1 ($)	Servicer Report
220	Other Escrow 1 (Monthly)	Loan Agreement

Appendix A

Count	Characteristic	Source Document
221	Other (Springing) Escrow Reserve 1 Description	Loan Agreement
222	Cut-off Other Reserve 2 ($)	Servicer Report
223	Other Escrow 2 (Monthly)	Loan Agreement
224	Other (Springing) Escrow Reserve 2 Description	Loan Agreement
225	Engineering Report Date	Property Condition Report
226	Environmental Report Date (Phase I)	ESA Phase I Report
227	Environmental Report Date (Phase II)	ESA Phase II Report
228	Environmental Insurance (Y/N)	Insurance Certificate
229	Seismic Report Date	Seismic Report/ Property Condition Report
230	Seismic SEL %	Seismic Report / Property Condition Report
231	Seismic Insurance Obtained if SEL >= 20% (Y/N)	Insurance Certificate
232	Single-Tenant (Y/N)	Rent Roll
233	Property manager	Management Agreement
234	TIC (Y/N)	Loan Agreement
235	Max Number of TICs	Loan Agreement
236	Single Purpose Borrower (Y/N)	Loan Agreement
237	Independent Director (Y/N)	Loan Agreement
238	Borrower Non Consolidation Opinion (Y/N)	Loan Agreement/Non-Consolidation Opinion
239	DST (Y/N)	Loan Agreement
240	IDOT (Y/N)	Loan Agreement
241	Largest Tenant Name	Rent Roll
242	Largest Tenant SqFt	Rent Roll
243	Largest Tenant Exp Date	Rent Roll
244	2nd Largest Tenant Name	Rent Roll
245	2nd Largest Tenant SqFt	Rent Roll
246	2nd Largest Tenant Exp Date	Rent Roll
247	3rd Largest Tenant Name	Rent Roll
248	3rd Largest Tenant SqFt	Rent Roll
249	3rd Largest Tenant Exp Date	Rent Roll
250	4th Largest Tenant Name	Rent Roll
251	4th Largest Tenant Sqft	Rent Roll
252	4th Largest Tenant Exp Date	Rent Roll
253	5th Largest Tenant Name	Rent Roll
254	5th Largest Tenant Sqft	Rent Roll
255	5th Largest Tenant Exp Date	Rent Roll

1 For each Mortgage Asset indicated on the Data File as secured by more than one mortgaged property, the value of such Characteristic for each related mortgaged property is set equal to the value of such Characteristic recomputed for such Mortgage Asset.

Appendix A

Calculation Procedures

With respect to Characteristic 27, we recomputed the Annual Debt Service Payment (IO) as the product of (i) the sum of (a) Trust Loan Cut-off Date Balance ($) and (b) Cut-off Date Pari Passu Debt Balance, (ii) Fully Funded Mortgage Loan Rate % and (iii) a fraction equal to 365/360.

With respect to Characteristic 28, we recomputed the Annual Debt Service Payment (P&I) by summing the Annual Debt Service Payment (IO) and the product of (i) the Initial Term Amortization per Month and (ii) twelve (if applicable).

With respect to Characteristic 29, we recomputed the Annual Debt Service Payment (Cap) as the product of (i) the sum of the (a) Trust Loan Cut-off Date Balance ($) and (b) Pari Passu Fully Funded Debt Balance, (ii) the sum of the (a) Fully Funded Mortgage Loan Margin % and (b) Benchmark Cap Strike Price % and (iii) a fraction equal to 365/360.

With respect to Characteristic 32, we recomputed the Total Future Funding by subtracting the (i) Initial Funded Amount ($) from (ii) Commitment Original Balance ($).

With respect to Characteristic 35, we recomputed the Cut-off Date Future Funding Remaining Balance ($) by subtracting the (i) sum of the (a) Future Funding to Date and (b) Initial Funded Amount ($) from (ii) Commitment Original Balance ($).

With respect to Characteristic 36, we recomputed the Trust Loan Cut-off Date Balance ($) as the sum of the (a) Initial Funded Amount ($) and (b) Future Funding to Date.

With respect to Characteristic 37, we recomputed the % in Trust of Total Cut-off Date Balance by dividing the Trust Loan Cut-off Date Balance ($) by the sum of the total Cut-off Date balance (determined by summing each Mortgage Assets’ Trust Loan Cut-off Date Balance ($)).

With respect to Characteristic 38, we recomputed the Total Mortgage Loan Cut-Off Date Balance as the sum of the (a) Trust Loan Cut-off Date Balance ($) and (b) Cut-off Date Pari Passu Debt Balance.

With respect to Characteristic 39, we recomputed the Mortgage Loan Balloon Payment ($) by subtracting (i) the product of the (a) Initial Term Amortization per Month and (b) Amort number of Months minus one from (ii) the sum of the (a) Initial Funded Amount ($), (b) Future Funding to Date and (c) Cut-off Date Pari Passu Debt Balance.

With respect to Characteristic 40, we recomputed the Mortgage Loan Fully Amortized Balloon Payment ($) by subtracting the (i) sum of the (a) Initial Term Total Amortization, (b) Total Amortization During First Extension, (c) Total Amortization During Second Extension and (d) Total Amortization During Third Extension from (ii) the sum of the (a) Commitment Original Balance ($) and (b) Pari Passu Fully Funded Debt Balance.

With respect to Characteristic 41, we recomputed the Initial Funding Mortgage Loan Balance / Unit ($) by dividing the (i) sum of the (a) Initial Funded Amount ($) and (b) Pari Passu Initial Debt Balance by (ii) No of Units.

With respect to Characteristic 42, we recomputed the Total Future Funding Mortgage Loan Balance / Unit ($) by dividing the (i) sum of the (a) Total Future Funding and (b) Pari Passu Fully Funded Debt Balance minus Pari Passu Initial Debt Balance by (ii) No of Units.

With respect to Characteristic 43, we recomputed the Remaining Future Funding Mortgage Loan Balance / Unit ($) by dividing the (i) sum of the (a) Cut-off Date Future Funding Remaining

Appendix A

Balance ($) and (b) Pari Passu Fully Funded Debt Balance minus Cut-off Date Pari Passu Debt Balance by (ii) No of Units.

With respect to Characteristic 44, we recomputed the Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the (i) Total Mortgage Loan Cut-off Date Balance by (ii) No of Units.

With respect to Characteristic 45, we recomputed the Committed Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the (i) sum of the (a) Commitment Original Balance ($) and (b) Pari Passu Fully Funded Debt Balance by (ii) No of Units.

With respect to Characteristic 46, we recomputed the Mortgage Loan Balloon Payment / Unit ($) by dividing the Mortgage Loan Balloon Payment ($) by the No of Units.

With respect to Characteristic 47, we recomputed the Initial Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 48, we recomputed the Cut-off Date Initial Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Initial Loan Term (Original).

With respect to Characteristic 50, we recomputed the Cut-off Date Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the payment date in September 2022 (the “Cut-off Date”, as stipulated by representatives of the Company).

With respect to Characteristic 55, we recomputed the First Extension Fee ($) (if applicable) as the product of (i) the Outstanding Funded Amount (as defined below) and (ii) the First Extension Fee %. This procedure was performed for only those Mortgage Assets with a First Extension Fee %.

The Outstanding Funded Amount shall mean the sum of the (i) Initial Funded Amount ($) and (ii) Future Funding to Date minus the Initial Term Total Amortization.

With respect to Characteristic 58, we recomputed the First Extension Floor (if applicable) as the sum of the (i) Fully Funded Mortgage Loan Margin % and (ii) Benchmark Floor %. This procedure was performed for only those Mortgage Assets with a First Extension Period (Months).

With respect to Characteristic 60, we recomputed the Second Extension Fee ($) (if applicable) as the product of (i) the Outstanding Funded Amount minus the Total Amortization During First Extension and (ii) the Second Extension Fee %. This procedure was performed for only those Mortgage Assets with a Second Extension Fee %.

With respect to Characteristic 63, we recomputed the Second Extension Floor (if applicable) as the sum of the (i) Fully Funded Mortgage Loan Margin % and (ii) Benchmark Floor %. This procedure was performed for only those Mortgage Assets with a Second Extension Period (Months).

With respect to Characteristic 65, we recomputed the Third Extension Fee ($) (if applicable) as the product of (i) the Outstanding Funded Amount minus the Total Amortization During First Extension and the Total Amortization During Second Extension and (ii) the Third Extension Fee %. This procedure was performed for only those Mortgage Assets with a
Third Extension Fee %.

Appendix A

With respect to Characteristic 68, we recomputed the Third Extension Floor (if applicable) as the sum of the Fully Funded Mortgage Loan Margin % and the Benchmark Floor %. This procedure was performed for only those Mortgage Assets with a Third Extension Period (Months).

With respect to Characteristic 71, we recomputed the Fully Extended Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date.

With respect to Characteristic 72, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Fully Extended Loan Term (Original).

With respect to Characteristic 82, we recomputed the Mortgage Rate Floor as the sum of the Fully Funded Mortgage Loan Margin % and the Benchmark Floor %.

With respect to Characteristic 88, we recomputed the Fully Funded Mortgage Loan Rate % as the sum of (i) the Fully Funded Mortgage Loan Margin % and (ii) the greater of the (a) Benchmark Floor % and (b) Strike Price and applying, if applicable, the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction.

With respect to Characteristic 94, we recomputed the Cut-off Date Total Debt Balance as the sum of the (i) Trust Loan Cut-off Date Balance ($), (ii) Cut-off Date Pari Passu Debt Balance and (iii) Cut-off Date Subordinate Debt/Mezz Loan Bal ($), if any.

With respect to Characteristic 95, we set the Cut-off Date Subordinate Debt/Mezz Loan Bal ($) equal to the original balance of the subordinate debt (as set forth on the Subordinate Debt Documents). This procedure was performed for only those Mortgage Assets with Subordinate Debt.

With respect to Characteristic 96, we recomputed the Cut-off Date Total Debt As-Is LTV by dividing the (i) Cut-off Date Total Debt Balance by (ii) As-Is Appraised Value. With respect to the Mortgage Asset identified on the Data File as “Skyway Regional Shopping Center,” we were instructed by representatives of the Company to reduce clause (i) of this procedure by $2,350,000 (the “Skyway Regional Shopping Center Holdback Amount”).

With respect to Characteristic 97, we recomputed the Cut-off Date Total Debt Ann Debt Service ($) as the sum of the Annual Debt Service Payment (P&I) and the Subordinate Debt Annual DS.

With respect to Characteristic 98, we recomputed the Cut-off Date Total Debt UW NCF DSCR by dividing the Underwritten NCF by the Cut-off Date Total Debt Ann Debt Service ($). If the above calculation resulted in less than 1.00 or Underwritten NCF is not available, we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Total Debt UW NCF DSCR for each such Mortgage Asset is equal to 1.00.

With respect to Characteristic 99, we recomputed the Subordinate Debt Annual DS as the product of (i) the Cut-off Date Subordinate Debt/Mezz Loan Bal ($), (ii) the Subordinate Debt Interest Rate and (iii) a fraction equal to 365/360. This procedure was performed for only those Mortgage Assets with Subordinate Debt.

With respect to Characteristic 102, we recomputed the B Note / Mezz Loan % by dividing the Cut-off Date Subordinate Debt/Mezz Loan Bal ($) by the Cut-off Date Total Debt Balance. This procedure was performed for only those Mortgage Assets with Subordinate Debt.

Appendix A

With respect to Characteristic 111, we recomputed the Prepayment Provision Term by summing each of the prepayment provision components (excluding any open period) set forth in the Original Prepayment Provision Terms.

With respect to Characteristic 112, we determined the Remaining Prepayment Provision Terms by adjusting the Prepayment Provision Term by the Cut-off Date Seasoning.

With respect to Characteristic 113, we recomputed the Remaining Prepayment Provision by applying the Cut-off Date Seasoning to the Original Prepayment Provision Terms.

With respect to Characteristic 126, we recomputed the IO Number of Months Remaining, to a result not less than 0, by subtracting the Cut-off Date Seasoning from the IO Number of Months.

With respect to Characteristic 128, we recomputed the Amort Number of Months Remaining by subtracting (i) the positive difference between the Cut-off Date Seasoning and the IO Number of Months from (ii) the Amort Number of Months.

With respect to Characteristic 135, we recomputed the Mortgage Loan Cut-off Date (As-Is) LTV Ratio by dividing the (i) Total Mortgage Loan Cut-off Date Balance by (ii) As-Is Appraised Value. With respect to the Mortgage Asset identified on the Data File as “Skyway Regional Shopping Center,” we were instructed by representatives of the Company to reduce clause (i) of this procedure by the Skyway Regional Shopping Center Holdback Amount.

With respect to Characteristic 136, we recomputed the Committed Mortgage Loan (Stabilized) LTV Ratio by dividing the (i) sum of the Commitment Original Balance ($) and (b) Pari Passu Fully Funded Debt Balance by (ii) Stabilized Appraised Value (if the Stabilized Appraised Value is not available, we were instructed to use the As-Is Appraised Value).

With respect to Characteristic 137, we recomputed the Extended Maturity Date Stabilized LTV Ratio by dividing the Mortgage Loan Fully Amortized Balloon Payment ($) by the Stabilized Appraised Value (if the Stabilized Appraised Value is not available, we were instructed to use the As-Is Appraised Value).

With respect to Characteristic 153, we recomputed the Mortgage Loan Most Recent NOI DSCR by dividing the Most Recent Actual NOI by the Annual Debt Service Payment (P&I). This procedure was not performed for those Mortgage Assets for which the Most Recent Actual NOI for such Mortgage Asset was not available (as set forth on the Data File).

With respect to Characteristic 154, we recomputed the Mortgage Loan Most Recent NCF DSCR by dividing the Most Recent Actual NCF by the Annual Debt Service Payment (P&I). This procedure was not performed for those Mortgage Assets for which the Most Recent Actual NCF for such Mortgage Asset was not available (as set forth on the Data File).

With respect to Characteristic 155, we recomputed the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield by dividing the Most Recent Actual NOI by the Total Mortgage Loan Cut-off Date Balance. This procedure was not performed for those Mortgage Assets for which the Most Recent Actual NOI for such Mortgage Asset was not available (as set forth on the Data File). If the above calculation resulted in a value less than 0.0%, we were instructed by representatives of the Company to assume that the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield for each such Mortgage Asset is equal to 0.0%.

With respect to Characteristic 156, we recomputed the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield by dividing the Most Recent Actual NCF by the Total Mortgage Loan Cut-off Date Balance. This procedure was not performed for those Mortgage Assets for which the Most

Appendix A

Recent Actual NCF for such Mortgage Asset was not available (as set forth on the Data File). If the above calculation resulted in a value less than 0.0%, we were instructed by representatives of the Company to assume that the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield for each such Mortgage Asset is equal to 0.0%.

With respect to Characteristic 163, we recomputed the Mortgage Loan Underwritten NOI DSCR by dividing the Underwritten NOI by the Annual Debt Service Payment (P&I). If the above calculation resulted in less than 1.00 or Underwritten NOI is not available, we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NOI DSCR for each such Mortgage Asset is equal to 1.00.

With respect to Characteristic 164, we recomputed the Mortgage Loan Underwritten NCF DSCR by dividing the Underwritten NCF by the Annual Debt Service Payment (P&I). If the above calculation resulted in less than 1.00 or Underwritten NCF is not available, we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NCF DSCR for each such Mortgage Asset is equal to 1.00.

With respect to Characteristic 165, we recomputed the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield by dividing the Underwritten NOI by the Total Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 166, we recomputed the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield by dividing the Underwritten NCF by the Total Mortgage Loan Cut-off Date Balance. If the above calculation resulted in a value less than 0.0%, we were instructed by representatives of the Company to assume that the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield for each such Mortgage Asset is equal to 0.0%.

With respect to Characteristic 173, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI (if Underwritten Stabilized NOI is not available, we were instructed to use the Underwritten NOI) by the Fully Funded Annual Debt Service Payment (as defined below). With respect to the Mortgage Asset identified on the Data File as “Van Nuys Industrial Park,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR for such Mortgage Asset is equal to 1.00.

The “Fully Funded Annual Debt Service Payment” is equal to the product of (a) the sum of the (1) Commitment Original Balance ($) and (2) Pari Passu Fully Funded Debt Balance, (b) the Fully Funded Mortgage Loan Rate % and (c) a fraction equal to 365/360.

With respect to Characteristic 174, we recomputed the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI (if Underwritten Stabilized NOI is not available, we were instructed to use the Underwritten NOI) by the Fully Funded Amortized Annual Debt Service Payment (as defined below). With respect to the Mortgage Asset identified on the Data File as “Van Nuys Industrial Park,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI DSCR for such Mortgage Asset is equal to 1.00.

The “Fully Funded Amortized Annual Debt Service Payment” is equal to the product of (a) the Mortgage Loan Fully Amortized Balloon Payment ($), (b) the Fully Funded Mortgage Loan Rate % and (c) a fraction equal to 365/360.

With respect to Characteristic 175, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF (if Underwritten Stabilized

Appendix A

NCF is not available, we were instructed to use the Underwritten NCF) by the Fully Funded Annual Debt Service Payment. With respect to the Mortgage Asset identified on the Data File as “Van Nuys Industrial Park,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR for such Mortgage Asset is equal to 1.00.

With respect to Characteristic 176, we recomputed the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF (if Underwritten Stabilized NCF is not available, we were instructed to use the Underwritten NCF) by the Fully Funded Amortized Annual Debt Service Payment. With respect to the Mortgage Asset identified on the Data File as “Van Nuys Industrial Park,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF DSCR for such Mortgage Asset is equal to 1.00.

With respect to Characteristic 177, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI (if Underwritten Stabilized NOI is not available, we were instructed to use the Underwritten NOI) by the sum of the (i) Commitment Original Balance ($) and (ii) Pari Passu Fully Funded Debt Balance.

With respect to Characteristic 178, we recomputed the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI (if Underwritten Stabilized NOI is not available, we were instructed to use the Underwritten NOI) by the Mortgage Loan Fully Amortized Balloon Payment ($).

With respect to Characteristic 179, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF (if Underwritten Stabilized NCF is not available, we were instructed to use the Underwritten NCF) by the sum of the (i) Commitment Original Balance ($) and (ii) Pari Passu Fully Funded Debt Balance.

With respect to Characteristic 180, we recomputed the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF (if Underwritten Stabilized NCF is not available, we were instructed to use the Underwritten NCF) by the Mortgage Loan Fully Amortized Balloon Payment ($).

With respect to Characteristic 187, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI by the Fully Funded Annual Debt Service Payment. This procedure was not performed for those Mortgage Assets for which the Appraisal Stabilized NOI for such Mortgage Asset was not available (as set forth on the Data File).

With respect to Characteristic 188, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF by the Fully Funded Annual Debt Service Payment. This procedure was not performed for those Mortgage Assets for which the Appraisal Stabilized NCF for such Mortgage Asset was not available (as set forth on the Data File).

With respect to Characteristic 189, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI by the sum of the (i) Commitment Original Balance ($) and (ii) Pari Passu Fully Funded Debt Balance. This procedure was not performed for those Mortgage Assets for which the Appraisal Stabilized NOI for such Mortgage Asset was not available (as set forth on the Data File).

With respect to Characteristic 190, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF by the sum of the (i) Commitment Original Balance ($) and (ii) Pari Passu Fully Funded Debt Balance. This procedure

Appendix A

was not performed for those Mortgage Assets for which the Appraisal Stabilized NCF for such Mortgage Asset was not available (as set forth on the Data File).

Appendix B

Missing Source Documents

Mortgage Asset	Missing Source Document
Latitude at Presidio	Non-Consolidation Opinion
Carlyle at Godley Station	Interest Rate Cap Agreement
Kona Kai Resort and Marina	Loan Agreement, Interest Rate Cap Agreement, Rent Roll, Settlement Statement, Subordinate Debt Documents, Underwriting Model, Title Policy, Guaranty, Ground Lease, CMA, Insurance Certificate, Management Agreement, Non-Consolidation Opinion and ASR
Northview Center	Interest Rate Cap Agreement
Skyway Regional Shopping Center	Interest Rate Cap Agreement
12009 Foundation Place	Loan Agreement, Interest Rate Cap Agreement, Rent Roll, Settlement Statement, Subordinate Debt Documents, Underwriting Model, Title Policy, Guaranty, Ground Lease, CMA, Insurance Certificate, Management Agreement, Non-Consolidation Opinion and ASR
Bakersfield Retail	Interest Rate Cap Agreement

Note: With respect to the calculation procedures that contained Characteristics related to the Missing Source Documents indicated above, we were instructed by representatives of the Company to use the respective information set forth on the Data File, for such Characteristic, for purposes of such procedures.